Loan commitments and financial guarantee contracts	12 Months Ended
Dec. 31, 2023
Loan commitments and financial guarantee contracts
Loan commitments and financial guarantee contracts
In the normal course of business, to meet the financing needs of its customers, the Bank is party to loan commitments and financial guarantee contracts. These instruments involve, to varying degrees, elements of credit and market risk in excess of the amount recognized in the consolidated statement of financial position. Credit risk represents the possibility of loss resulting from the failure of a customer to perform in accordance with the terms of a contract.
The Bank’s outstanding loan commitments and financial guarantee contracts are as follows:

	December 31,
	2023	2022
Documentary letters of credit	345,608	304,789
Stand-by letters of credit and guarantees - commercial risk	490,626	351,625
Credit commitments	227,472	122,960
Total	1,063,706	779,374
The remaining maturity profile of the Bank’s outstanding loan commitments and financial guarantee contracts is as follows:

	December 31,
	2023	2022
Up to 1 year	901,716	693,650
From 1 to 2 years	84,581	15,956
Over 2 to 5 years	77,409	69,768
Total	1,063,706	779,374